SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
19.      SUBSEQUENT EVENTS
On January 31, 2014, the Company announced an award of $10.2 million in its favor in the arbitration claim versus Gulf Navigation Holding PJSC. For further background and details related to the arbitration please see Note 17.

On January 27, 2014, the Company declared a cash dividend of $0.12 per share in respect of the results for the fourth quarter of 2013, which was paid on March 3, 2014. In addition, the board announced its intention to declare a dividend composed of a portion of the shares that NAT owns in NAO. This portion will be about $10 million worth, which was equivalent to $0.13 per NAT share.

In February 2014, the Company paid its former director Paul J. Hopkins $99,300 for his agreed termination of his rights to 10,000 shares of common stock of the Company issued to him pursuant to the 2011 Equity Incentive Plan and in accordance with the relevant restricted stock award agreement dated April 19, 2011 and his service to the Company.  The payment represents the fair market value of our common stock as reported at the closing of the New York Stock Exchange on February 11, 2014.

On April 2, 2014, the Company declared a cash dividend of $0.23 per share in respect of the results for the first quarter of 2014, with a payment date on May, 25, 2014.